FINANCIAL INSTRUMENTS (Narrative) (Details)	Dec. 31, 2018
Interest rate for a loan [Member]
Disclosure of detailed information about financial instruments [line items]
Discount rate	12.00%
Future royalty payments [Member]
Disclosure of detailed information about financial instruments [line items]
Discount rate	16.00%